Risk Report - Credit Risk Management - IFRS 9 Development of Overlays (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
CRM IFRS 9 Overlays Beginning Balance [Member]
CRM IFRS 9 Development of overlays [Line items]
3y averaging of specific MEVs on all financial assets in Stage 1 and 2		€ (104)
COVID-19 related downside risks on all financial assets in Stage 1 and 2		130
Construction Risk following increased prices for building materials on Mortgage portfolios in Private Bank in Stage 1 and 2		0
Model calibration (MEV outside calibrated range of the FLI model) on all financial assets in Stage 1 and 2		0
Recalibrations required due to the new Definition of Default on Financial assets in Private Bank in Stage 3		0
Overlays Total		€ 26
CRM IFRS 9 Discontinued overlays [Member]
CRM IFRS 9 Development of overlays [Line items]
3y averaging of specific MEVs on all financial assets in Stage 1 and 2	€ 104
COVID-19 related downside risks on all financial assets in Stage 1 and 2	(130)
Construction Risk following increased prices for building materials on Mortgage portfolios in Private Bank in Stage 1 and 2	0
Model calibration (MEV outside calibrated range of the FLI model) on all financial assets in Stage 1 and 2	0
Recalibrations required due to the new Definition of Default on Financial assets in Private Bank in Stage 3	0
Overlays Total	(26)
CRM IFRS 9 New overlays [Member]
CRM IFRS 9 Development of overlays [Line items]
3y averaging of specific MEVs on all financial assets in Stage 1 and 2	0
COVID-19 related downside risks on all financial assets in Stage 1 and 2	0
Construction Risk following increased prices for building materials on Mortgage portfolios in Private Bank in Stage 1 and 2	15
Model calibration (MEV outside calibrated range of the FLI model) on all financial assets in Stage 1 and 2	56
Recalibrations required due to the new Definition of Default on Financial assets in Private Bank in Stage 3	(57)
Overlays Total	14
CRM IFRS 9 Ending balance [Member]
CRM IFRS 9 Development of overlays [Line items]
3y averaging of specific MEVs on all financial assets in Stage 1 and 2	0
COVID-19 related downside risks on all financial assets in Stage 1 and 2	0
Construction Risk following increased prices for building materials on Mortgage portfolios in Private Bank in Stage 1 and 2	15
Model calibration (MEV outside calibrated range of the FLI model) on all financial assets in Stage 1 and 2	56
Recalibrations required due to the new Definition of Default on Financial assets in Private Bank in Stage 3	(57)
Overlays Total	€ 14